QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
NET SALES	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 5,153,998	$ 4,416,009	$ 4,489,180
Gross profit	187,055	241,074	204,931	167,236	157,255	187,270	186,726	154,267	800,296	685,518	592,894
NET EARNINGS	64,757	78,861	69,694	40,570	38,676	52,581	55,145	36,002	253,882	182,404	152,412
Net earnings attributable to controlling interest	$ 62,952	$ 77,204	$ 66,463	$ 40,159	$ 37,736	$ 51,859	$ 54,515	$ 35,540	$ 246,778	$ 179,650	$ 148,598
EARNINGS PER SHARE - BASIC (USD per share)	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 4.00	$ 2.91	$ 2.41
EARNINGS PER SHARE - DILUTED (USD per share)	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 4.00	$ 2.91	$ 2.40
Minimum
Length of fiscal quarter									91 days	91 days